LOANS FROM THIRD PARTIES	6 Months Ended
Jun. 30, 2023
LOANS FROM THIRD PARTIES
CONCENTRATIONS

NOTE 11 – LOANS FROM THIRD PARTIES

As of June 30, 2023 and December 31, 2022, loans from third parties consist of unsecured loans from third parties at a weighted average annual effective interest rate of 16.4% and 8.7% for working capital purposes, respectively. These loans do not have repayment period and are repayable on demand.